Accrued Expenses and Other Payables (Tables)	12 Months Ended
Mar. 31, 2024
Accrued Expenses and Other Payables [Abstract]
Schedule of Accrued Expenses and Other Payables	Accrued expenses and other payables consist of the following:
	As of March 31,
	2023	2024	2024
	HK$	HK$	US$
Accrued expenses	207,028	1,996,223	255,079
Accrued deferred offering costs	784,778	3,707,394	473,734
Payable for acquisition of a subsidiary	—	500,000	63,890
Payable for purchasing office equipment and leasehold improvements	8,310,000	—	—
Total	9,301,806	6,203,617	792,703